Goodwill - Schedule of Goodwill Allocated (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,651.8	$ 1,621.2
Consulting Services Canada [member]
Disclosure of information for cash-generating units [line items]
Goodwill	358.2	358.2
Consulting Services United States [member]
Disclosure of information for cash-generating units [line items]
Goodwill	956.0	1,003.7
Consulting Services Global [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 337.6	$ 259.3